Segment Reporting Segment Reporting (Reconciliation of Assets from Segment to Consolidated) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Statement [Line Items]
Assets	$ 2,479,675	$ 2,384,414	$ 2,459,962	$ 1,569,833
Propane and related equipment sales [Member]
Statement [Line Items]
Assets	1,353,923	1,287,582	1,291,737	1,400,603
Midstream - Crude Oil Logistics [Member]
Statement [Line Items]
Assets	907,932	879,286	917,325	0
Midstream Operations - Water Solutions [Member]
Statement [Line Items]
Assets	176,869	178,236	205,358	136,116
Corporate and Other [Member]
Statement [Line Items]
Assets	$ 40,951	$ 39,310	$ 45,542	$ 33,114